UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
"                    WASHINGTON, D.C.  20549"

                          FORM 13F

                   FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  June 30, 2011"

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	" Lafayette Investments, Inc."
Address: 17830 New Hampshire Avenue
	 Suite 201
	" Ashton, MD  20861"

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
"Signature, Place, and Date of Signing:"

    Lawrence Judge	"Ashton, MD    August 11, 2011"


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		66

Form 13F Information Table Value Total:		"166,143"



List of Other Included Managers:

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

						Value	Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of IssuerTitle of Class	Cusip 		(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	 None

AT&T Inc		COM	00206R-10-2	350	11147	SH	Sole				11147
Alleghany Corp		COM	017175-10-0	4696	14098	SH	Sole				14098
Allergan		COM	018490-10-2	999	12000	SH	Sole				12000
Arch Cap Group LTD	COM	G0450A-10-5	412	12900	SH	Sole				12900
Avalonbay Comm Reit Inc.COM	053484-10-1	636	4950	SH	Sole				4950
Bank Of Amer Corp	COM	060505-10-4	936	85397	SH	Sole				85397
Berkshire Hathaway-Cl A	COM	084670-10-8	581	5	SH	Sole				5
Berkshire Hathaway-Cl B	COM	084670-20-7	12375	159904	SH	Sole				159904
Boston Properties	COM	101121-10-1	382	3600	SH	Sole				3600
Chevrontexaco Corp Com	COM	166764-10-0	320	3108	SH	Sole				3108
Coca-Cola Corp		COM	191216-10-0	4692	69732	SH	Sole				69732
Covidien PLC		COM	G2552X-10-8	4743	89110	SH	Sole				89110
Dell Computer Corp Com	COM	24702r-10-1	5058	303446	SH	Sole				303446
Dover Corp Com		COM	260003-10-8	3260	48080	SH	Sole				48080
Dover Motorsports Inc	COM	260174-10-7	245	130539	SH	Sole				130539
Exxon Mobil Corp	COM	30231g-10-2	6176	75893	SH	Sole				75893
Farmer Bros Corp	COM	307675-10-8	417	41153	SH	Sole				41153
Fed Rlty Invt TrSbi-New	COM	313747-20-6	566	6650	SH	Sole				6650
First Natl Bk Alaska ComCOM	32112J-10-6	492	297	SH	Sole				297
Fortune Brands Inc	COM	349631-10-1	378	5921	SH	Sole				5921
Gallagher Arthur J &Co 	COM	363576109	1108	38808	SH	Sole				38808
General Electric Corp	COM	369604-10-3	441	23398	SH	Sole				23398
Genuine Parts Co Com	COM	372460-10-5	5047	92774	SH	Sole				92774
Gladstone Capital Corp	COM	376535-10-0	1681	181941	SH	Sole				181941
Glaxo Holdings Plc	COM	37733w-10-5	1675	39047	SH	Sole				39047
HCP Inc.		COM	40414L-10-9	466	12700	SH	Sole				12700
Hasbro Inc Com		COM	418056-10-7	3301	75144	SH	Sole				75144
Home Depot Inc Com	COM	437076-10-2	3532	97523	SH	Sole				97523
Home Properties		COM	437306-10-3	335	5500	SH	Sole				5500
IShares Tr MSCI Eafe IdxCOM	464287-46-5	244	4065	SH	Sole				4065
Intl Business Machine	COM	459200-10-1	240	1400	SH	Sole				1400
Intl Speedway Cl A	COM	460335-20-1	1847	65008	SH	Sole				65008
Johnson & Johnson	COM	478160-10-4	7337	110297	SH	Sole				110297
Leucadia National Corp	COM	527288-10-4	5472	160478	SH	Sole				160478
Loews Corp		COM	540424-10-8	5047	119911	SH	Sole				119911
Lowes Cos Inc Com	COM	548661-10-7	1948	83550	SH	Sole				83550
Markel Corp Com		COM	570535-10-4	9075	22871	SH	Sole				22871
Marsh & McLennan Cos 	COM	571748-10-2	3415	109483	SH	Sole				109483
McCormick & Co Inc N-VtgCOM	579780-20-6	4269	86126	SH	Sole				86126
McDonalds Corp		COM	580135-10-1	392	4650	SH	Sole				4650
Mohawk Inds Inc Com	COM	608190-10-4	816	13600	SH	Sole				13600
Nestle Sa-Adr Repstg	COM	641069-40-6	1110	17787	SH	Sole				17787
Norfolk Southern Corp	COM	655844-10-8	4310	57514	SH	Sole				57514
Paychex Inc		COM	704326-10-7	5577	181546	SH	Sole				181546
Pepsico Inc		COM	713448-10-8	230	3271	SH	Sole				3271
Pfizer Inc Com		COM	717081-10-3	455	22096	SH	Sole				22096
Philip Morris Intl Inc 	COM	718172-10-9	234	3512	SH	Sole				3512
Procter & Gamble Co	COM	742718-10-9	4143	65173	SH	Sole				65173
Progressive Corp Ohio 	COM	743315-10-3	4604	215361	SH	Sole				215361
Royal Dutch Shell PlcA	COM	780257-80-4	642	9020	SH	Sole				9020
Sandy Spring Bancorp 	COM	800363-10-3	2533	140787	SH	Sole				140787
St Joe Corporation	COM	790148-10-0	2002	96080	SH	Sole				96080
Sysco Corp		COM	871829-10-7	4595	147375	SH	Sole				147375
TE Connectivity Ltd	COM	H84989-10-4	3488	94890	SH	Sole				94890
Target Corp Com		COM	87612e-10-6	1102	23500	SH	Sole				23500
Tearlab Corp.		COM	878193-10-1	99	52130	SH	Sole				52130
Tyco Intl Ltd New Com	COM	902124-10-6	3032	61347	SH	Sole				61347
Verizon Communications 	COM	92343v-10-4	307	8240	SH	Sole				8240
Wal Mart Stores Inc Com	COM	931142-10-3	7935	149331	SH	Sole				149331
Walgreen Co		COM	931422-10-9	5308	125003	SH	Sole				125003
Walt Disney Holding Co	COM	254687-10-6	3313	84872	SH	Sole				84872
Washington Post Co Cl B	COM	939640-10-8	1955	4666	SH	Sole				4666
Washington Rl Est Inv TrCOM	939653-10-1	553	17003	SH	Sole				17003
Wells Fargo & Co (new)	COM	949746-10-1	2393	85280	SH	Sole				85280
Royce Value Trust Inc	COM	780910-10-5	376	25190	SH	Sole				25189.999
SPDR Tr Unit Ser 1	COM	78462f-10-3	445	3368	SH	Sole				3368.44

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